Compensation Plans and Post-Employment Benefits - Accumulated Benefit Obligations in Excess of Fair Value of Plan Assets (Details) - Pension Plan - USD ($) $ in Millions	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2020
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	$ 218	$ 254
Fair value of plan assets	10	12
All Other Plans
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	$ 223	$ 263	$ 280